Commitments and Contingencies	3 Months Ended
Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 8. Commitments and Contingencies

The amounts associated with unfunded commitments to provide funds to portfolio companies are not recorded in the Master Fund’s consolidated statements of assets and liabilities. Since these commitments and the associated amounts may expire without being drawn upon, the total commitment amount does not necessarily represent a future cash requirement. As of March 31, 2025 and December 31, 2024, the Master Fund’s unfunded commitments consisted of the following:

	Total Unfunded Commitments
Category / Portfolio Company (1)	March 31, 2025	December 31, 2024
PSI Services LLC (Revolver)	$6	$6
Total Unfunded Commitments	$6	$6

(1)	May pertain to commitments to one or more entities affiliated with the named portfolio company.